Report Of The Directors Financial Review Risk Report - Distributions of financial instruments by credit quality - 2017 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,471,203	$ 2,433,785
Past due but not impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		8,716
Cash and balances at central banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		180,624
Cash and balances at central banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		180,624
Items in the course of collection from other banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		6,628
Items in the course of collection from other banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		6,628
Hong Kong Government certificates of indebtedness
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		34,186
Hong Kong Government certificates of indebtedness | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		34,186
Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	62,666	52,919
Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,167	90,393
Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	981,696	962,964
Loans and advances to customers | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	973,590	953,003
Loans and advances to customers | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,106	9,961
Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	207,825	219,818
Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	207,825	219,818
Derivatives | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Reverse repurchase agreements - non-trading
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		201,553
Reverse repurchase agreements - non-trading | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		201,553
Reverse repurchase agreements - non-trading | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Reverse repurchase agreements - non-trading | Past due but not impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Reverse repurchase agreements - non-trading | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Financial investments
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		385,159
Financial investments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		385,159
Financial investments | Past due but not impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Financial investments | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		728
Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		30,828
Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		30,876
Other assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(48)
Other assets | Past due but not impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		107
Other assets | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		143
– endorsements and acceptances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		9,750
– endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		9,750
– endorsements and acceptances | Past due but not impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		15
– endorsements and acceptances | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		31
– accrued income and other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		20,644
– accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		20,644
– accrued income and other | Past due but not impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		91
– accrued income and other | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		56
Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	434
Assets held for sale | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	482
Assets held for sale | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(48)
Assets held for sale | Past due but not impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		1
Assets held for sale | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		56
Strong | Cash and balances at central banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		179,155
Strong | Items in the course of collection from other banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		6,322
Strong | Hong Kong Government certificates of indebtedness | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		34,186
Strong | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	169,121
Strong | Derivatives | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		181,195
Strong | Reverse repurchase agreements - non-trading | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		143,154
Strong | Financial investments | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		356,065
Strong | Other assets | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		12,714
Strong | – endorsements and acceptances | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		1,430
Strong | – accrued income and other | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		11,175
Strong | Assets held for sale | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Strong | Assets held for sale | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		109
Good | Cash and balances at central banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		1,043
Good | Items in the course of collection from other banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		29
Good | Hong Kong Government certificates of indebtedness | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Good | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,225
Good | Derivatives | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		31,827
Good | Reverse repurchase agreements - non-trading | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		32,321
Good | Financial investments | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		10,463
Good | Other assets | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		6,526
Good | – endorsements and acceptances | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		4,636
Good | – accrued income and other | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		1,837
Good | Assets held for sale | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Good | Assets held for sale | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		53
Satisfactory | Cash and balances at central banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		407
Satisfactory | Items in the course of collection from other banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		273
Satisfactory | Hong Kong Government certificates of indebtedness | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Satisfactory | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,813
Satisfactory | Derivatives | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		5,874
Satisfactory | Reverse repurchase agreements - non-trading | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		25,636
Satisfactory | Financial investments | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		15,017
Satisfactory | Other assets | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		10,705
Satisfactory | – endorsements and acceptances | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		3,455
Satisfactory | – accrued income and other | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		7,124
Satisfactory | Assets held for sale | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Satisfactory | Assets held for sale | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		126
Sub- standard | Cash and balances at central banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		19
Sub- standard | Items in the course of collection from other banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		4
Sub- standard | Hong Kong Government certificates of indebtedness | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Sub- standard | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	625
Sub- standard | Derivatives | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		922
Sub- standard | Reverse repurchase agreements - non-trading | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		442
Sub- standard | Financial investments | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		2,886
Sub- standard | Other assets | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		681
Sub- standard | – endorsements and acceptances | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		183
Sub- standard | – accrued income and other | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		361
Sub- standard | Assets held for sale | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Sub- standard | Assets held for sale | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		137
– personal | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	391,390	374,762
– personal | Loans and advances to customers | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	387,957	370,842
– personal | Loans and advances to customers | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,433	3,920
– corporate and commercial | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	529,025	516,754
– corporate and commercial | Loans and advances to customers | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	524,531	510,784
– corporate and commercial | Loans and advances to customers | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,494	5,970
Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		188,735
Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		188,735
Trading assets | Treasury and other eligible bills
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		17,532
Trading assets | Treasury and other eligible bills | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		17,532
Trading assets | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		107,486
Trading assets | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		107,486
Trading assets | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		26,057
Trading assets | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		26,057
Trading assets | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		37,660
Trading assets | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		37,660
Trading assets | Strong | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		137,983
Trading assets | Strong | Treasury and other eligible bills | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		15,412
Trading assets | Strong | Debt securities | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		84,493
Trading assets | Strong | Loans and advances to banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		15,496
Trading assets | Strong | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		22,582
Trading assets | Good | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		22,365
Trading assets | Good | Treasury and other eligible bills | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		531
Trading assets | Good | Debt securities | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		9,517
Trading assets | Good | Loans and advances to banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		5,778
Trading assets | Good | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		6,539
Trading assets | Satisfactory | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		26,438
Trading assets | Satisfactory | Treasury and other eligible bills | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		491
Trading assets | Satisfactory | Debt securities | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		12,978
Trading assets | Satisfactory | Loans and advances to banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		4,757
Trading assets | Satisfactory | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		8,212
Trading assets | Sub- standard | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		1,949
Trading assets | Sub- standard | Treasury and other eligible bills | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		1,098
Trading assets | Sub- standard | Debt securities | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		498
Trading assets | Sub- standard | Loans and advances to banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		26
Trading assets | Sub- standard | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		327
Financial assets designated at fair value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		4,704
Financial assets designated at fair value | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		4,704
Financial assets designated at fair value | Strong | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		3,378
Financial assets designated at fair value | Good | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		269
Financial assets designated at fair value | Satisfactory | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		1,029
Financial assets designated at fair value | Sub- standard | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		28
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	62,666
Financial assets at amortised cost, category | Treasury and other eligible bills
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	679
Financial assets at amortised cost, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61,987
Financial assets at amortised cost, category | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		90,393
Financial assets at amortised cost, category | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		90,393
Financial assets at amortised cost, category | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Financial assets at amortised cost, category | Loans and advances to banks | Past due but not impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		9
Financial assets at amortised cost, category | Loans and advances to banks | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Financial assets at amortised cost, category | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		962,964
Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		970,448
Financial assets at amortised cost, category | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(7,484)
Financial assets at amortised cost, category | Loans and advances to customers | Past due but not impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		8,600
Financial assets at amortised cost, category | Loans and advances to customers | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		15,470	$ 18,228
Financial assets at amortised cost, category | Strong | Loans and advances to banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		77,175
Financial assets at amortised cost, category | Strong | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		503,759
Financial assets at amortised cost, category | Good | Loans and advances to banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		9,026
Financial assets at amortised cost, category | Good | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		222,343
Financial assets at amortised cost, category | Satisfactory | Loans and advances to banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		4,144
Financial assets at amortised cost, category | Satisfactory | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		204,162
Financial assets at amortised cost, category | Sub- standard | Loans and advances to banks | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		39
Financial assets at amortised cost, category | Sub- standard | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		16,114
Financial assets at amortised cost, category | – personal | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		374,762
Financial assets at amortised cost, category | – personal | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		376,481
Financial assets at amortised cost, category | – personal | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(1,719)
Financial assets at amortised cost, category | – personal | Loans and advances to customers | Past due but not impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		4,658
Financial assets at amortised cost, category | – personal | Loans and advances to customers | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		4,922	6,490
Financial assets at amortised cost, category | – personal | Strong | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		324,960
Financial assets at amortised cost, category | – personal | Good | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		26,612
Financial assets at amortised cost, category | – personal | Satisfactory | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		14,549
Financial assets at amortised cost, category | – personal | Sub- standard | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		780
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		516,754
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		522,248
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(5,494)
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers | Past due but not impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		3,422
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		10,254	$ 11,362
Financial assets at amortised cost, category | – corporate and commercial | Strong | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		140,382
Financial assets at amortised cost, category | – corporate and commercial | Good | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		176,745
Financial assets at amortised cost, category | – corporate and commercial | Satisfactory | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		176,661
Financial assets at amortised cost, category | – corporate and commercial | Sub- standard | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		14,784
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		71,448
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		71,719
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(271)
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers | Past due but not impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		520
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		294
Financial assets at amortised cost, category | – non-bank financial institutions | Strong | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		38,417
Financial assets at amortised cost, category | – non-bank financial institutions | Good | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		18,986
Financial assets at amortised cost, category | – non-bank financial institutions | Satisfactory | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		12,952
Financial assets at amortised cost, category | – non-bank financial institutions | Sub- standard | Loans and advances to customers | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		550
Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,378,500	2,305,592
Financial Assets Excluding Equity Securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,387,277	2,313,124
Financial Assets Excluding Equity Securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,777)	(7,532)
Financial Assets Excluding Equity Securities | Past due but not impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		8,716
Financial Assets Excluding Equity Securities | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		16,341
Financial Assets Excluding Equity Securities | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,694,864
Financial Assets Excluding Equity Securities | Strong | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		1,635,086
Financial Assets Excluding Equity Securities | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	361,024
Financial Assets Excluding Equity Securities | Good | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		336,212
Financial Assets Excluding Equity Securities | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	295,622
Financial Assets Excluding Equity Securities | Satisfactory | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		293,685
Financial Assets Excluding Equity Securities | Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 22,267
Financial Assets Excluding Equity Securities | Sub- standard | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		$ 23,084
Financial Assets Excluding Equity Securities | Portfolio Concentration Risk | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	100.00%	100.00%
Financial Assets Excluding Equity Securities | Portfolio Concentration Risk | Past due but not impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage		0.40%
Financial Assets Excluding Equity Securities | Portfolio Concentration Risk | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage		0.70%
Financial Assets Excluding Equity Securities | Portfolio Concentration Risk | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	71.00%
Financial Assets Excluding Equity Securities | Portfolio Concentration Risk | Strong | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage		70.70%
Financial Assets Excluding Equity Securities | Portfolio Concentration Risk | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	15.10%
Financial Assets Excluding Equity Securities | Portfolio Concentration Risk | Good | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage		14.50%
Financial Assets Excluding Equity Securities | Portfolio Concentration Risk | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	12.40%
Financial Assets Excluding Equity Securities | Portfolio Concentration Risk | Satisfactory | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage		12.70%
Financial Assets Excluding Equity Securities | Portfolio Concentration Risk | Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	0.90%
Financial Assets Excluding Equity Securities | Portfolio Concentration Risk | Sub- standard | Neither past due nor impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage		1.00%